SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Summary Of Current And Non-current Prepayments
Purchase of flooring and decking products (Note )	[1]	$ 4,420,000	$ 2,801,710
Purchase of logs (Note )	[2]	625,272	2,478,043
Harvesting work in concessions and wood processing services (Note )	[3]	1,980,680	2,890,222
Acquisition of cutting rights in timber concession (Note )	[4]		1,104,242
Harvesting cost (Note )	[5]	1,568,630	600,185
Prepayment for acquisition of property, plant and equipment (Note )	[6]	300,000
Others (Note 7)	[7]	226,252	2,389,523
Total		9,120,834	12,263,925
Less: Amounts to be utilized within 12 months shown under current assets		(8,820,834)	(11,153,330)
Amounts to be utilized after 12 months shown under non-current assets		$ 300,000	$ 1,110,595

[1]	Included in the prepayments, USD4.4 million (2022: USD2.8 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.
[2]	Included in the prepayments, USD0.6 million (2022: USD2.5 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production.
[3]	Included in the prepayments, USD2.0 million (2022: USD2.9 million) was advanced for harvesting work in our timber concessions and wood processing services.
[4]	At December 31, 2022, USD1.1 million was advanced for the acquisition of timber concession in Peru. The right transfer process has been completed with relevant authorities in January 2023.
[5]	Included in the prepayments, USD1.6 million (2022: USD0.6 million) was the harvesting cost to be transferred to inventories upon the receipt of logs.
[6]	At December 31, 2023, included in the prepayments was an initial payment of USD0.3 million upon signing of a contract by a subsidiary for acquiring a property in Peru at a sum of USD1.0 million. In February 2024, the property has been transferred to the Group. The Group’s capital commitment is disclosed in Note 27.
[7]	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses of which certain expenses were prepaid for services more than 1 year and thus classified under non-current assets.